Stock-based compensation (Details) (USD $)			6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2012	Nov. 30, 2011 Long-Term Incentive Plan	Jun. 30, 2012 Restricted Stock Awards	Dec. 31, 2011 Restricted Stock Awards	Jun. 30, 2012 Restricted Stock Awards Long-Term Incentive Plan item	Jun. 30, 2012 Restricted stock option awards
Equity and stock-based compensation
Shares available for issuance		10,000,000
Percentage of awards vesting at the grant date	20.00%
Percentage of awards vesting annually after the grant date	20.00%
Percentage of awards vesting on the first anniversary date of the grant					33.00%
Percentage of awards vesting on the second anniversary date of the grant					33.00%
Percentage of awards vesting on the third anniversary date of the grant					34.00%
Number of installments over which awards vest and are exercisable					4
Number of anniversaries over which awards vest and are exercisable					4
Restricted stock awards
Outstanding at the beginning of the period (in shares)			911,000
Granted (in shares)			777,000
Forfeited (in shares)			(98,000)
Vested (in shares)			(233,000)	(1,000)
Outstanding at the end of the period (in shares)			1,357,000	911,000
Weighted-average grant date fair value
Outstanding at the beginning of the period (in dollars per share)			$ 1.14
Granted (in dollars per share)			$ 23.50
Forfeited (in dollars per share)			$ 14.93
Vested (in dollars per share)			$ 0.44	$ 1.11
Outstanding at the end of the period (in dollars per share)			$ 13.02	$ 1.14
Restricted stock option awards
Granted (in shares)						603,000
Forfeited (in shares)						(54,000)
Outstanding at the end of the period (in shares)						549,000
Weighted-average exercise price (per option)
Outstanding at the end of the period (in dollars per share)	$ 24.11
Granted (in dollars per share)						$ 24.11
Forfeited (in dollars per share)						$ 24.11
Outstanding at end of the period (in dollars per share)	$ 24.11					$ 24.11
Weighted-average contractual term
Outstanding at the end of the period						10 years
Granted						10 years
Forfeited						10 years
Requisite service period of the awards						4 years
Assumptions used to estimate the fair value of options granted
Risk-free interest rate (as a percent)						1.07%
Expected option life						6 years 4 days
Expected volatility (as a percent)						60.18%
Fair value per option (in dollars per share)						$ 13.36